UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21404
ING Clarion Real Estate Income Fund
(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / September 30, 2005 (unaudited)

		Market
Shares		Value

	Common Stock—106.8%
	Real Estate Investment Trusts (“REIT”)—106.8%
	Apartments—14.9%
403,800	Amli Residential Properties Trust	$12,949,866
336,900	Camden Property Trust	18,782,175
194,900	Mid-America Apartment Communities, Inc.	9,064,799

		40,796,840

	Diversified—16.5%
182,800	Colonial Properties Trust	8,130,944
190,900	iStar Financial, Inc.	7,718,087
435,810	Liberty Property Trust	18,539,357
245,100	Newcastle Investment Corp.	6,838,290
246,600	Trustreet Properties, Inc.	3,859,290

		45,085,968

	Health Care—7.7%
320,200	Health Care REIT, Inc.	11,876,218
260,200	Nationwide Health Properties, Inc.	6,062,660
219,700	OMEGA Healthcare Investors, Inc.	3,058,224

		20,997,102

	Hotels—3.7%
140,100	Hospitality Properties Trust	6,004,686
230,000	Strategic Hotel Capital, Inc.	4,199,800

		10,204,486

	Office Property—33.9%
604,500	Arden Realty, Inc.	24,887,265
125,000	Brandywine Realty Trust	3,886,250
215,000	Digital Realty Trust, Inc.	3,870,000
123,500	Equity Office Properties Trust	4,039,685
219,500	Highwoods Properties, Inc.	6,477,445
119,500	Mack-Cali Realty Corp.	5,370,330
774,500	Maguire Properties, Inc.	23,273,725
483,700	Prentiss Properties Trust	19,638,220
35,000	Reckson Associates Realty Corp.	1,209,250

		92,652,170

	Regional Malls—7.4%
206,600	CBL & Associates Properties, Inc.	8,468,534
234,553	Pennsylvania Real Estate Investment Trust	9,893,446
32,400	The Mills Corp.	1,784,592

		20,146,572

	Shopping Centers—13.1%
260,100	Commercial Net Lease Realty	5,202,000
30,000	Developers Diversified Realty Corp.	1,401,000
520,100	Heritage Property Investment Trust	18,203,500
483,200	New Plan Excel Realty Trust	11,089,440

		35,895,940

	Storage—2.1%
75,000	Extra Space Storage, Inc.	1,153,500
92,600	Sovran Self Storage, Inc.	4,532,770

		5,686,270

	Warehouse & Industrial—7.5%
186,429	EastGroup Properties, Inc.	8,156,269
310,700	First Industrial Realty Trust, Inc.	12,443,535

		20,599,804

	Total Common Stock
	(cost $236,903,978)	292,065,152

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

		Market
Shares		Value

	Preferred Stock—17.3%
	Real Estate Investment Trusts (“REIT”)—17.3%
	Apartments—1.4%
70,000	Apartment Investment & Management Co., Series R	1,810,200
80,000	Apartment Investment & Management Co., Series V	2,032,000

		3,842,200

	Diversified—1.5%
150,000	iStar Financial, Inc., Series F	3,976,500

	Health Care—1.3%
35,000	Nationwide Health Properties, Inc.	3,622,500

	Hotels—3.2%
130,000	Innkeepers USA Trust, Series C	3,399,500
170,000	LaSalle Hotel Properties, Series B	4,394,500
40,000	Sunstone Hotel Investors, Inc., Series A	1,020,000

		8,814,000

	Manufactured Homes—0.6%
75,000	Affordable Residential Communities, Series A	1,563,750

	Office Property—1.2%
50,000	Maguire Properties, Inc., Series A	1,267,500
80,000	SL Green Realty Corp., Series C	2,031,200

		3,298,700

	Regional Malls—6.9%
51,000	CBL & Associates Properties, Inc., Series C	1,314,270
20,000	Glimcher Realty Trust, Series F	516,200
85,000	Glimcher Realty Trust, Series G	2,158,150
82,200	Pennsylvania Real Estate Investment Trust	4,747,050
385,000	The Mills Corp., Series E	10,202,500

		18,938,170

	Shopping Centers—1.2%
65,000	Cedar Shopping Centers, Inc.	1,690,000
59,600	Federal Realty Investment Trust	1,551,984

		3,241,984

	Total Preferred Stock
	(cost $46,110,622)	47,297,804

	Convertible Preferred Stock—1.2%
	Real Estate Investment Trusts (“REIT”)—1.2%
	Diversified—0.4%
50,000	Crescent Real Estate, 6.75%, Series A	1,118,750

	Health Care—0.8%
80,000	Windrose Medical Properties Trust, 7.50%, Series A (a)	2,180,000

	Total Convertible Preferred Stock
	(cost $3,099,000)	3,298,750

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

Principal
Amount

	Mortgage-Related Securities—8.7%
	Chase Commercial Mortgage Securities Corp.,
$1,000,000	Series 1997-1, Class F
	7.37%, 6/19/29 (b)	1,065,198
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G
	5.44%, 9/15/30 (b)	2,249,325
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J
	6.00%, 7/15/35 (b)	1,843,680
3,500,000	Series 2002-CP3, Class K
	6.00%, 7/15/35 (b)	2,895,445
2,000,000	Series 2003-C5, Class K
	5.23%, 12/15/36 (b)	1,703,440
2,000,000	Series 2003-C5, Class L
	5.23%, 12/15/36 (b)	1,478,980
	J.P. Morgan Chase Commercial Mortgage Securities,
3,250,000	Series 2002-C3, Class J
	5.06%, 7/12/35 (b)	3,068,314
	Wachovia Bank Commercial Mortgage Trust
3,668,000	Series 2003-C4, Class L
	4.93%, 4/15/35 (b)	2,773,925
4,000,000	Series 2003-C7, Class L
	5.44%, 10/15/35 (b)	2,959,840
3,800,000	Series 2003-C8, Class K
	5.03%, 11/15/35 (b)	3,275,258
78,034,652	Series 2004-C12, Class IO
	2.64%, 7/15/41 (b)(c)	412,023

	Total Mortgage-Related Securities
	(cost $22,141,397)	23,725,428

	Corporate Bonds—6.2%
	Building — Residential/Commercial—1.6%
650,000	Ashton Woods USA LLC
	9.50%, 10/01/15 (b)	630,500
1,000,000	Standard Pacific Corp.
	9.25%, 4/15/12	1,075,000
1,000,000	Stanley-Martin Communities LLC
	9.75%, 8/15/15 (b)	982,500
1,630,000	WCI Communities, Inc.
	10.625%, 2/15/11	1,687,050

		4,375,050

	Diversified—0.9%
2,500,000	Petro Stopping Centers, LP
	9.00%, 2/15/12	2,475,000

	Food — Retail—0.9%
2,607,000	Ingles Markets, Inc.
	8.875%, 12/01/11	2,646,105

	Retail — Drug Store—1.2%
3,300,000	The Jean Coutu Group, Inc. (Canada)
	8.50%, 8/01/14	3,300,000

	Retail — Restaurants—1.6%
3,250,000	Denny’s Corp. / Holdings, Inc.
	10.00%, 10/01/12	3,266,250
1,000,000	O’Charley’s, Inc.
	9.00%, 11/01/13	1,065,000

		4,331,250

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

Total Corporate Bonds
(cost $17,724,926)	17,127,405

Total Investments—140.2%
(cost $325,979,923)	383,514,539
Liabilities in Excess of Other Assets—(1.8%)	(4,954,917)
Preferred Shares, at redemption value—(38.4%)	(105,000,000)

Net Assets Applicable to
Common Shares—100.0% (d)	$273,559,622

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $25,338,428 or 9.3% of net assets.

(c)	Interest-only security. Rate shown is effective yield as of September 30, 2005.

(d)	Portfolio percentages are calculated based on net assets applicable to Common Shares.
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed		Unrealized
Counterparty	Date	(000)	Rate	Floating Rate	Appreciation

Citigroup	4/30/2007	$42,000	3.30%	1 Month LIBOR	$753,782
Citigroup	4/30/2009	42,000	4.08%	1 Month LIBOR	606,262

					$1,360,044

For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer
Date: November 17, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer
Date: November 17, 2005

By:	/s/ Peter H. Zappulla

Peter H. Zappulla
Treasurer and Chief Financial Officer
Date: November 17, 2005